Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2017 shares
Sumitomo mitsui banking corporation [member]
Disclosure of classes of share capital [line items]
Decrease of shares through the sale of the company shares held by SMBC	42,820,864